Accruals and other current liabilities	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accruals and other current liabilities
9	Accruals and other current liabilities

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Accruals	82	82	64
Other payables	323,889	8,042	6,304

Total	323,971	8,124	6,368